Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets

6 Intangible assets

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Software development costs	4,930,690	4,930,690	3,810,131
Accumulated amortization	(1,655,604)	(2,122,440)	(1,640,090)
Intangible assets, net of accumulated amortization	3,275,086	2,808,250	2,170,041

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED

FINANCIAL STATEMENTS

6 Intangible assets (cont’d)

Based on the carrying value of definite-lived intangible assets as of June 30, 2026, the Company estimates its amortization expense for following periods will be as follows:

Amortization expense
S$
Six months ending December 31, 2026	466,835
Year ending December 31, 2027	877,791
Year ending December 31, 2028	668,082
Year ending December 31, 2029	506,688
Year ending December 31, 2030	288,854
Total amortization expense	2,808,250

Amortization expense of intangible assets for the six months ended Jun 30, 2026 is S$466,836 (US$360,742).